Fair Value of Assets and Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Transfers Between Levels Amount	$ 0.0
Fair value assets measured on recurring basis
Short-term investments	26.6	$ 39.9
Fair Value, Measurements, Recurring [Member]
Fair value assets measured on recurring basis
Restricted Cash and Cash Equivalents	1,823.0	0.0
Total	1,861.8	59.7
Fair value liabilities measured on recurring basis
Total	37.0	10.8
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value assets measured on recurring basis
Restricted Cash and Cash Equivalents	1,823.0	0.0
Total	1,857.7	49.2
Fair value liabilities measured on recurring basis
Total	8.1	9.3
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value assets measured on recurring basis
Restricted Cash and Cash Equivalents	0.0	0.0
Total	4.1	10.5
Fair value liabilities measured on recurring basis
Total	28.9	1.5
Foreign exchange forward contracts | Fair Value, Measurements, Recurring [Member]
Fair value assets measured on recurring basis
Derivative Asset	4.1	3.5
Fair value liabilities measured on recurring basis
Derivative Liability	28.9	1.5
Foreign exchange forward contracts | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value assets measured on recurring basis
Derivative Asset	0.0	0.0
Fair value liabilities measured on recurring basis
Derivative Liability	0.0	0.0
Foreign exchange forward contracts | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value assets measured on recurring basis
Derivative Asset	4.1	3.5
Fair value liabilities measured on recurring basis
Derivative Liability	28.9	1.5
Foreign currency option contract | Fair Value, Measurements, Recurring [Member]
Fair value assets measured on recurring basis
Derivative Asset	0.0	7.0
Foreign currency option contract | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value assets measured on recurring basis
Derivative Asset	0.0	0.0
Foreign currency option contract | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value assets measured on recurring basis
Derivative Asset	0.0	7.0
Certificates of deposit | Fair Value, Measurements, Recurring [Member]
Fair value assets measured on recurring basis
Fair value of investment assets	26.6	39.9
Certificates of deposit | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value assets measured on recurring basis
Fair value of investment assets	0.0	0.0
Assets held in rabbi trusts [Member] | Fair Value, Measurements, Recurring [Member]
Fair value assets measured on recurring basis
Assets held in rabbi trusts	8.1	9.3
Fair value liabilities measured on recurring basis
Deferred compensation	8.1	9.3
Assets held in rabbi trusts [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value assets measured on recurring basis
Fair value of investment assets	8.1	9.3
Assets held in rabbi trusts [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value assets measured on recurring basis
Assets held in rabbi trusts	0.0	0.0
Fair value liabilities measured on recurring basis
Deferred compensation	0.0	$ 0.0
Not Designated as Hedging Instrument [Member] | Foreign exchange forward contracts | Fair Value, Measurements, Recurring [Member]
Fair value liabilities measured on recurring basis
Derivative Liability	22.7
Designated as Hedging Instrument [Member] | Foreign exchange forward contracts | Fair Value, Measurements, Recurring [Member]
Fair value liabilities measured on recurring basis
Derivative Liability	$ 6.2